Statements of Consolidated Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Net Income Attributable to Monsanto Company
Net Income Attributable to Monsanto Company	$ 2,482	$ 2,045	$ 1,607
Other Comprehensive (Loss) Income, Net of Tax:
Foreign currency translation, net of tax of $(24), $0 and $0, respectively	(229)	(872)	510
Postretirement benefit plan activity, net of tax of $80, $(10) and $98, respectively	128	(19)	160
Unrealized net gains (losses) on investment holdings, net of tax of $4, $0 and $0, respectively	9	0	0
Realized net (gains) losses on investment holdings, net of tax of $(3), $3 and $0, respectively	(6)	5	0
Unrealized net derivative (losses) gains, net of tax of $(45), $6 and $77, respectively	(78)	16	110
Realized net derivative (gains) losses, net of tax of $(39), $(35) and $5, respectively	(66)	(50)	1
Total Other Comprehensive (Loss) Income, Net of Tax	(242)	(920)	781
Comprehensive Income Attributable to Monsanto Company	2,240	1,125	2,388
Comprehensive Income Attributable to Noncontrolling Interests
Net Income Attributable to Noncontrolling Interests	43	48	52
Other Comprehensive Income (Loss), Net of Tax:
Foreign currency translation	(27)	(40)	4
Total Other Comprehensive (Loss) Income, Net of Tax	(27)	(40)	4
Comprehensive Income Attributable to Noncontrolling Interests	16	8	56
Total Comprehensive Income	$ 2,256	$ 1,133	$ 2,444